Document and Entity Information	Dec. 13, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2019
Registrant Name	PFM Multi-Manager Series Trust
Entity Central Index Key	0001696729
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 13, 2019
Document Effective Date	Dec. 13, 2019
Prospectus Date	Jan. 28, 2019